Fresh Start Accounting - Reorganization Adjustments, Change in Retained (loss)/earnings (Details) $ in Millions	Jul. 01, 2018 USD ($)
Gain on settlement of liabilities subject to compromise
Fresh-Start Adjustment [Line Items]
Total change in predecessor retained (loss)/earnings	$ 2,958
Cancellation of predecessor common stock, contributed surplus, and additional paid in capital
Fresh-Start Adjustment [Line Items]
Total change in predecessor retained (loss)/earnings	6,286
Recognition of unamortized stock compensation expense upon cancellation of the Predecessor Company common stock, contributed surplus, and additional paid in capital
Fresh-Start Adjustment [Line Items]
Total change in predecessor retained (loss)/earnings	(6)
Fair value of Successor Common Shares issued upon emergence
Fresh-Start Adjustment [Line Items]
Total change in predecessor retained (loss)/earnings	(2,176)
Success fees incurred upon emergence
Fresh-Start Adjustment [Line Items]
Total change in predecessor retained (loss)/earnings	(51)
New Commitment Parties, bank coordinating committee, and unsecured creditor committee advisor fees
Fresh-Start Adjustment [Line Items]
Total change in predecessor retained (loss)/earnings	(8)
Elimination of NADL and Sevan non-controlling interest
Fresh-Start Adjustment [Line Items]
Total change in predecessor retained (loss)/earnings	107
Reorganization Adjustments
Fresh-Start Adjustment [Line Items]
Total change in predecessor retained (loss)/earnings	$ 7,110